Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Other Comprehensive Income [Abstract]
Foreign curency translation, taxes	$ 35,520	$ (15,508)	$ 14,256	$ (43,191)	$ 34,397	$ 6,504	$ (35,465)
Pension and other postretirement effects, taxes	(1,278)	(548)	(1,662)	(644)	3,107	(2,921)	316
Cash flow hedging activity, taxes	$ (78)	$ 387	$ 159	$ 246	$ 186	$ (1,730)	$ (1,973)